Distribution Date:	05/15/26	BMO 2022-C3 Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C3

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
					AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	K-Star Asset Management LLC
Collateral Stratification and Historical Detail	20		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Specially Serviced Loan Detail - Part 1	21		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Specially Serviced Loan Detail - Part 2	22-23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Modified Loan Detail	24		Attention: BMO 2022-C3 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Historical Liquidated Loan Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05602QAU7	5.250961%	7,733,000.00	1,344,513.66	199,937.60	5,883.32	0.00	0.00	205,820.92	1,144,576.06	30.28%	30.00%
A-2	05602QAV5	5.324961%	98,048,000.00	98,048,000.00	0.00	435,084.79	0.00	0.00	435,084.79	98,048,000.00	30.28%	30.00%
A-3	05602QAW3	5.278961%	13,327,000.00	13,327,000.00	0.00	58,627.26	0.00	0.00	58,627.26	13,327,000.00	30.28%	30.00%
A-4	05602QAX1	5.049100%	151,000,000.00	151,000,000.00	0.00	635,345.08	0.00	0.00	635,345.08	151,000,000.00	30.28%	30.00%
A-5	05602QAY9	5.312600%	216,694,000.00	216,694,000.00	0.00	959,340.45	0.00	0.00	959,340.45	216,694,000.00	30.28%	30.00%
A-SB	05602QAZ6	5.324961%	11,207,000.00	11,207,000.00	0.00	49,730.70	0.00	0.00	49,730.70	11,207,000.00	30.28%	30.00%
A-S	05602QBC6	5.324961%	65,808,000.00	65,808,000.00	0.00	292,020.85	0.00	0.00	292,020.85	65,808,000.00	20.94%	20.75%
B	05602QBD4	5.324961%	32,905,000.00	32,905,000.00	0.00	146,014.86	0.00	0.00	146,014.86	32,905,000.00	16.28%	16.13%
C	05602QBE2	5.324961%	31,125,000.00	31,125,000.00	0.00	138,116.17	0.00	0.00	138,116.17	31,125,000.00	11.86%	11.75%
D	05602QAE3	2.500000%	19,565,000.00	19,565,000.00	0.00	40,760.42	0.00	0.00	40,760.42	19,565,000.00	9.08%	9.00%
E	05602QAG8	2.500000%	15,118,000.00	15,118,000.00	0.00	31,495.83	0.00	0.00	31,495.83	15,118,000.00	6.94%	6.88%
F-RR	05602QAK9	5.324961%	8,893,000.00	8,893,000.00	0.00	39,462.40	0.00	0.00	39,462.40	8,893,000.00	5.68%	5.63%
G-RR	05602QAM5	5.324961%	7,114,000.00	7,114,000.00	0.00	31,568.14	0.00	0.00	31,568.14	7,114,000.00	4.67%	4.63%
J-RR	05602QAP8	5.324961%	7,115,000.00	7,115,000.00	0.00	31,572.58	0.00	0.00	31,572.58	7,115,000.00	3.66%	3.63%
K-RR*	05602QAR4	5.324961%	25,790,184.00	25,790,184.00	0.00	92,394.49	0.00	0.00	92,394.49	25,790,184.00	0.00%	0.00%
VRR Interest	N/A	5.324961%	15,260,762.00	15,123,726.03	4,288.75	66,638.09	0.00	0.00	70,926.84	15,119,437.28	0.00%	0.00%
R	05602QAS2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			726,702,946.00	720,177,423.69	204,226.35	3,054,055.43	0.00	0.00	3,258,281.78	719,973,197.34

X-A	05602QBA0	0.091628%	498,009,000.00	491,620,513.66	0.00	37,538.34	0.00	0.00	37,538.34	491,420,576.06
X-D	05602QAA1	2.824961%	19,565,000.00	19,565,000.00	0.00	46,058.63	0.00	0.00	46,058.63	19,565,000.00
X-E	05602QAC7	2.824961%	15,118,000.00	15,118,000.00	0.00	35,589.80	0.00	0.00	35,589.80	15,118,000.00
Notional SubTotal			532,692,000.00	526,303,513.66	0.00	119,186.77	0.00	0.00	119,186.77	526,103,576.06

Deal Distribution Total					204,226.35	3,173,242.20	0.00	0.00	3,377,468.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05602QAU7	173.86701927	25.85511444	0.76080693	0.00000000	0.00000000	0.00000000	0.00000000	26.61592138	148.01190482
A-2	05602QAV5	1,000.00000000	0.00000000	4.43746726	0.00000000	0.00000000	0.00000000	0.00000000	4.43746726	1,000.00000000
A-3	05602QAW3	1,000.00000000	0.00000000	4.39913409	0.00000000	0.00000000	0.00000000	0.00000000	4.39913409	1,000.00000000
A-4	05602QAX1	1,000.00000000	0.00000000	4.20758331	0.00000000	0.00000000	0.00000000	0.00000000	4.20758331	1,000.00000000
A-5	05602QAY9	1,000.00000000	0.00000000	4.42716665	0.00000000	0.00000000	0.00000000	0.00000000	4.42716665	1,000.00000000
A-SB	05602QAZ6	1,000.00000000	0.00000000	4.43746765	0.00000000	0.00000000	0.00000000	0.00000000	4.43746765	1,000.00000000
A-S	05602QBC6	1,000.00000000	0.00000000	4.43746733	0.00000000	0.00000000	0.00000000	0.00000000	4.43746733	1,000.00000000
B	05602QBD4	1,000.00000000	0.00000000	4.43746725	0.00000000	0.00000000	0.00000000	0.00000000	4.43746725	1,000.00000000
C	05602QBE2	1,000.00000000	0.00000000	4.43746731	0.00000000	0.00000000	0.00000000	0.00000000	4.43746731	1,000.00000000
D	05602QAE3	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
E	05602QAG8	1,000.00000000	0.00000000	2.08333311	0.00000000	0.00000000	0.00000000	0.00000000	2.08333311	1,000.00000000
F-RR	05602QAK9	1,000.00000000	0.00000000	4.43746767	0.00000000	0.00000000	0.00000000	0.00000000	4.43746767	1,000.00000000
G-RR	05602QAM5	1,000.00000000	0.00000000	4.43746697	0.00000000	0.00000000	0.00000000	0.00000000	4.43746697	1,000.00000000
J-RR	05602QAP8	1,000.00000000	0.00000000	4.43746732	0.00000000	0.00000000	0.00000000	0.00000000	4.43746732	1,000.00000000
K-RR	05602QAR4	1,000.00000000	0.00000000	3.58254482	0.85492256	10.84885707	0.00000000	0.00000000	3.58254482	1,000.00000000
VRR Interest	N/A	991.02037172	0.28103118	4.36662927	0.03099124	0.39327460	0.00000000	0.00000000	4.64766045	990.73934054
R	05602QAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05602QBA0	987.17194601	0.00000000	0.07537683	0.00000000	0.00000000	0.00000000	0.00000000	0.07537683	986.77047214
X-D	05602QAA1	1,000.00000000	0.00000000	2.35413391	0.00000000	0.00000000	0.00000000	0.00000000	2.35413391	1,000.00000000
X-E	05602QAC7	1,000.00000000	0.00000000	2.35413414	0.00000000	0.00000000	0.00000000	0.00000000	2.35413414	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	5,883.32	0.00	5,883.32	0.00	0.00	0.00	5,883.32	0.00
A-2	04/01/26 - 04/30/26	30	0.00	435,084.79	0.00	435,084.79	0.00	0.00	0.00	435,084.79	0.00
A-3	04/01/26 - 04/30/26	30	0.00	58,627.26	0.00	58,627.26	0.00	0.00	0.00	58,627.26	0.00
A-4	04/01/26 - 04/30/26	30	0.00	635,345.08	0.00	635,345.08	0.00	0.00	0.00	635,345.08	0.00
A-5	04/01/26 - 04/30/26	30	0.00	959,340.45	0.00	959,340.45	0.00	0.00	0.00	959,340.45	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	49,730.70	0.00	49,730.70	0.00	0.00	0.00	49,730.70	0.00
X-A	04/01/26 - 04/30/26	30	0.00	37,538.34	0.00	37,538.34	0.00	0.00	0.00	37,538.34	0.00
X-D	04/01/26 - 04/30/26	30	0.00	46,058.63	0.00	46,058.63	0.00	0.00	0.00	46,058.63	0.00
X-E	04/01/26 - 04/30/26	30	0.00	35,589.80	0.00	35,589.80	0.00	0.00	0.00	35,589.80	0.00
A-S	04/01/26 - 04/30/26	30	0.00	292,020.85	0.00	292,020.85	0.00	0.00	0.00	292,020.85	0.00
B	04/01/26 - 04/30/26	30	0.00	146,014.86	0.00	146,014.86	0.00	0.00	0.00	146,014.86	0.00
C	04/01/26 - 04/30/26	30	0.00	138,116.17	0.00	138,116.17	0.00	0.00	0.00	138,116.17	0.00
D	04/01/26 - 04/30/26	30	0.00	40,760.42	0.00	40,760.42	0.00	0.00	0.00	40,760.42	0.00
E	04/01/26 - 04/30/26	30	0.00	31,495.83	0.00	31,495.83	0.00	0.00	0.00	31,495.83	0.00
F-RR	04/01/26 - 04/30/26	30	0.00	39,462.40	0.00	39,462.40	0.00	0.00	0.00	39,462.40	0.00
G-RR	04/01/26 - 04/30/26	30	0.00	31,568.14	0.00	31,568.14	0.00	0.00	0.00	31,568.14	0.00
J-RR	04/01/26 - 04/30/26	30	0.00	31,572.58	0.00	31,572.58	0.00	0.00	0.00	31,572.58	0.00
K-RR	04/01/26 - 04/30/26	30	256,606.73	114,443.10	0.00	114,443.10	22,048.61	0.00	0.00	92,394.49	279,794.02
VRR Interest	04/01/26 - 04/30/26	30	5,504.29	67,111.04	0.00	67,111.04	472.95	0.00	0.00	66,638.09	6,001.67
Totals			262,111.02	3,195,763.76	0.00	3,195,763.76	22,521.56	0.00	0.00	3,173,242.20	285,795.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Total Available Distribution Amount (1)	3,377,468.55
Non-VRR Available Funds	3,306,541.71
VRR Available Funds	70,926.84
VRR Principal Distribution Amount	4,288.75
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,211,144.67	Master Servicing Fee	7,278.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,361.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.07
ARD Interest	0.00	Operating Advisor Fee	1,236.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,211,144.67	Total Fees	15,380.93

Principal		Expenses/Reimbursements
Scheduled Principal	204,226.35	Reimbursement for Interest on Advances	147.14
Unscheduled Principal Collections		ASER Amount	8,054.97
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,319.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	204,226.35	Total Expenses/Reimbursements	22,521.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,173,242.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	204,226.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,377,468.55
Total Funds Collected	3,415,371.02	Total Funds Distributed	3,415,371.04

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	720,177,423.85	720,177,423.85	Beginning Certificate Balance	720,177,423.69
(-) Scheduled Principal Collections	204,226.35	204,226.35	(-) Principal Distributions	204,226.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	719,973,197.50	719,973,197.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	720,271,787.93	720,271,787.93	Ending Certificate Balance	719,973,197.34
Ending Actual Collateral Balance	720,074,828.74	720,074,828.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	7	23,798,052.83	3.31%	62	4.9903	1.512576	1.59 or less	25	316,036,180.41	43.90%	66	5.5834	1.319585
$5,000,000 to $9,999,999		21	143,770,428.87	19.97%	69	5.1177	1.845658	1.60 to 1.69	2	9,905,000.00	1.38%	71	4.8852	1.639344
$10,000,000 to $19,999,999		12	150,369,948.66	20.89%	45	4.6951	1.578752	1.70 to 1.79	7	134,145,000.00	18.63%	58	5.1433	1.737956
$20,000,000 to $29,999,999		9	204,320,000.00	28.38%	68	5.4147	1.883538	1.80 to 1.89	1	30,753,097.08	4.27%	75	6.0200	1.830000
	$30,000,000 or greater	6	197,714,767.14	27.46%	76	5.9954	1.733793	1.90 to 1.99	1	10,000,000.00	1.39%	72	5.1100	1.970000
	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934	2.00 to 2.99	19	219,133,920.01	30.44%	67	5.0796	2.391207
								3.00 to 3.99	0	0.00	0.00%	0	0.0000	0.000000
								4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	9	18,382,440.48	2.55%	77	6.0963	1.991472
							Industrial	24	129,367,495.58	17.97%	74	5.8791	2.004640
Arizona	5	54,579,900.00	7.58%	76	5.7333	2.572987
							Lodging	13	48,833,940.18	6.78%	76	5.9029	2.138846
Arkansas	1	721,202.00	0.10%	75	5.5100	1.540000
							Mixed Use	3	28,720,000.00	3.99%	75	6.0057	1.386504
California	4	38,702,595.58	5.38%	64	4.3339	2.049968
							Mobile Home Park	5	5,530,690.74	0.77%	76	5.9050	2.280000
Delaware	1	33,461,670.06	4.65%	76	6.1800	1.220000
							Multi-Family	20	192,862,561.81	26.79%	48	4.6953	1.520582
Florida	6	65,546,272.23	9.10%	72	5.1369	1.561471
							Office	8	161,273,758.40	22.40%	71	5.6191	1.625876
Illinois	8	45,745,483.36	6.35%	71	5.5967	1.800177
							Retail	9	125,159,750.80	17.38%	68	5.2690	1.854950
Indiana	1	37,000,000.00	5.14%	76	5.8200	1.560000
							Self Storage	7	28,224,999.99	3.92%	69	4.5021	2.215474
Iowa	1	3,774,000.00	0.52%	77	6.1170	2.250000
							Totals	89	719,973,197.50	100.00%	65	5.3505	1.758934
Kentucky	2	5,976,333.89	0.83%	76	5.6904	1.750992

Louisiana	2	7,885,727.66	1.10%	75	5.7630	1.701926

Maryland	1	17,750,000.00	2.47%	77	6.0400	1.400000

Michigan	13	56,735,040.23	7.88%	62	5.4849	1.572483

Minnesota	1	3,051,752.92	0.42%	75	5.5100	1.540000

Nebraska	1	1,437,481.91	0.20%	73	5.5200	2.230000

New Jersey	4	79,500,000.00	11.04%	67	5.2058	2.043208

New Mexico	1	5,500,000.00	0.76%	75	5.2500	2.490000

New York	6	118,000,000.00	16.39%	37	4.6369	1.362500

North Carolina	2	8,375,591.51	1.16%	43	3.9688	1.046541

Pennsylvania	3	30,618,176.56	4.25%	75	6.1417	1.753682

Tennessee	6	19,467,357.41	2.70%	77	6.0568	2.258523

Texas	8	42,593,097.07	5.92%	74	5.8259	1.681776

Virginia	3	25,169,074.63	3.50%	69	4.6794	2.238485

Totals	89	719,973,197.50	100.00%	65	5.3505	1.758934

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.49999% or less	3	47,000,000.00	6.53%	12	3.0911	1.850426	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	9	64,604,294.11	8.97%	64	3.7167	2.089683	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	21,415,405.91	2.97%	28	4.1752	1.775413	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	4	45,273,758.40	6.29%	25	4.6723	1.080896	37 months to 48 months	39	606,122,143.50	84.19%	68	5.6092	1.712253
	5.00000% to 5.49999%	6	59,172,595.58	8.22%	70	5.1512	2.131262	49 months or greater	16	113,851,054.00	15.81%	52	3.9736	2.007455
	5.50000% to 5.99999%	18	278,748,301.73	38.72%	76	5.7882	1.751438	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934
	6.00000% or greater	11	203,758,841.77	28.30%	76	6.1231	1.684014
	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	114,111,246.06	15.85%	18	3.9614	1.544416	Interest Only	39	532,025,000.00	73.90%	64	5.2304	1.801240
	61 to 114 months	45	605,861,951.44	84.15%	74	5.6122	1.799337	343 months or less	16	187,948,197.50	26.10%	69	5.6905	1.639177
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	344 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	52	710,731,900.10	98.72%	66	5.3466	1.767219			No outstanding loans in this group
	13 months to 24 months	3	9,241,297.40	1.28%	53	5.6532	1.121734
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	719,973,197.50	100.00%	65	5.3505	1.758934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4	30321334	MF	New York	NY	Actual/360	4.650%	19,375.00	0.00	0.00	N/A	08/06/27	--	5,000,000.00	5,000,000.00	05/06/26
1A9	30321335				Actual/360	4.650%	67,812.50	0.00	0.00	N/A	08/06/27	--	17,500,000.00	17,500,000.00	05/06/26
1A10	30321336				Actual/360	4.650%	58,125.00	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	05/06/26
2A1	30509297	MF	Indianapolis	IN	Actual/360	5.820%	97,000.00	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	05/06/26
2A2	30509336				Actual/360	5.820%	82,450.00	0.00	0.00	N/A	09/06/32	--	17,000,000.00	17,000,000.00	05/06/26
3A1	30508507	MF	New York	NY	Actual/360	3.040%	63,333.33	0.00	0.00	N/A	06/06/27	--	25,000,000.00	25,000,000.00	05/06/26
3A16	30509049				Actual/360	3.040%	30,400.00	0.00	0.00	N/A	06/06/27	--	12,000,000.00	12,000,000.00	05/06/26
4A1	30509321	IN	Various	Various	Actual/360	6.117%	188,607.50	0.00	0.00	N/A	10/06/32	--	37,000,000.00	37,000,000.00	05/06/26
5	30321337	OF	Woodcliff Lake	NJ	Actual/360	5.880%	178,850.00	0.00	0.00	N/A	09/06/32	--	36,500,000.00	36,500,000.00	05/06/26
6	30321338	RT	Newark	DE	Actual/360	6.180%	172,540.65	41,369.47	0.00	N/A	09/06/32	--	33,503,039.53	33,461,670.06	05/06/26
7	30321339	MF	Various	TX	Actual/360	6.020%	154,475.17	39,294.75	0.00	N/A	08/06/32	--	30,792,391.83	30,753,097.08	05/06/26
8A2	30509308	OF	New York	NY	Actual/360	6.030%	150,750.00	0.00	0.00	N/A	09/06/32	--	30,000,000.00	30,000,000.00	05/06/26
9A2	30509383	OF	Tampa	FL	Actual/360	5.720%	143,000.00	0.00	0.00	N/A	09/06/32	--	30,000,000.00	30,000,000.00	05/06/26
10A1	30509205	IN	Wilkes Barre	PA	Actual/360	6.170%	102,833.33	0.00	0.00	N/A	08/06/32	--	20,000,000.00	20,000,000.00	03/06/26
10A4	30509208				Actual/360	6.170%	38,562.50	0.00	0.00	N/A	08/06/32	--	7,500,000.00	7,500,000.00	03/06/26
11	30509305	OF	West Bloomfield	MI	Actual/360	5.990%	134,775.00	0.00	0.00	N/A	09/06/32	--	27,000,000.00	27,000,000.00	05/06/26
12	30509304	Various Various		Various	Actual/360	5.930%	121,070.83	0.00	0.00	N/A	09/06/32	--	24,500,000.00	24,500,000.00	05/06/26
13	30509203	RT	Mahwah	NJ	Actual/360	5.015%	96,120.83	0.00	0.00	N/A	08/06/32	--	23,000,000.00	23,000,000.00	05/06/26
14	30509189	MU	Chicago	IL	Actual/360	5.920%	111,098.67	0.00	0.00	N/A	08/06/32	--	22,520,000.00	22,520,000.00	05/06/26
15	30509298	LO	Phoenix	AZ	Actual/360	5.590%	103,880.83	0.00	0.00	N/A	09/06/32	--	22,300,000.00	22,300,000.00	05/06/26
16A1-A	30508226	RT	La Habra	CA	Actual/360	3.700%	30,833.33	0.00	0.00	N/A	12/05/31	--	10,000,000.00	10,000,000.00	05/05/26
16A2-B	30509365				Actual/360	3.700%	30,833.33	0.00	0.00	N/A	12/05/31	--	10,000,000.00	10,000,000.00	05/05/26
17A1	30509102	IN	Various	Various	Actual/360	5.510%	91,833.33	0.00	0.00	N/A	08/05/32	--	20,000,000.00	20,000,000.00	05/05/26
18	30509320	RT	Rising Sun	MD	Actual/360	6.040%	89,341.67	0.00	0.00	N/A	10/06/32	--	17,750,000.00	17,750,000.00	05/06/26
19A2	30508063	MF	Daytona Beach	FL	Actual/360	3.770%	23,562.50	0.00	0.00	N/A	09/05/31	--	7,500,000.00	7,500,000.00	05/05/26
19A3	30509372				Actual/360	3.770%	23,562.50	0.00	0.00	N/A	09/05/31	--	7,500,000.00	7,500,000.00	05/05/26
20A1	30508234	RT	Norton Shores	MI	Actual/360	4.080%	37,680.56	20,164.11	0.00	N/A	01/05/27	--	11,082,517.19	11,062,353.08	05/05/26
21	30321340	IN	Montebello	CA	Actual/360	5.261%	44,232.91	31,643.71	0.00	N/A	11/01/30	--	10,089,239.29	10,057,595.58	05/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22A8	30321341	OF	Holmdel	NJ	Actual/360	5.110%	42,583.33	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	05/06/26
23A3	30321342	OF	Hoboken	NJ	Actual/360	3.280%	27,333.33	0.00	0.00	N/A	02/06/27	--	10,000,000.00	10,000,000.00	05/06/26
24A1	30509154	LO	Sarasota	FL	Actual/360	5.900%	48,188.21	11,125.44	0.00	N/A	08/05/32	--	9,800,990.98	9,789,865.54	05/05/26
25	30321343	OF	Ronkonkoma	NY	Actual/360	5.630%	46,916.67	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	05/06/26
26A2	30509303	LO	Glen Allen	VA	Actual/360	6.520%	51,644.57	11,060.44	0.00	N/A	09/05/32	--	9,505,135.07	9,494,074.63	05/05/26
27	30321344	SS	Suffolk	VA	Actual/360	3.600%	28,500.00	0.00	0.00	N/A	10/06/31	--	9,500,000.00	9,500,000.00	05/06/26
28	30321345	IN	Various	Various	Actual/360	5.520%	41,538.00	0.00	0.00	N/A	06/06/32	--	9,030,000.00	9,030,000.00	05/06/26
29	30321346	OF	Miami	FL	Actual/360	4.780%	31,006.68	10,346.43	0.00	N/A	04/06/32	--	7,784,104.83	7,773,758.40	05/06/26
30A3-B	30321347	LO	Various	Various	Actual/360	6.061%	36,618.54	0.00	0.00	N/A	09/01/32	--	7,250,000.00	7,250,000.00	05/01/26
31	30509086	SS	Various	TX	Actual/360	6.050%	35,543.75	0.00	0.00	N/A	07/05/32	--	7,050,000.00	7,050,000.00	05/05/26
32	30509139	RT	San Tan Valley	AZ	Actual/360	5.640%	30,550.00	0.00	0.00	N/A	07/06/32	--	6,500,000.00	6,500,000.00	05/06/26
33	30321348	MF	Bridgman	MI	Actual/360	5.740%	29,749.39	7,267.16	0.00	N/A	08/06/32	--	6,219,384.95	6,212,117.79	02/06/25
34	30321349	SS	Newport News	VA	Actual/360	3.510%	18,061.88	0.00	0.00	N/A	10/06/31	--	6,175,000.00	6,175,000.00	05/06/26
35	30321350	MH	Various	TN	Actual/360	5.905%	27,250.89	7,169.59	0.00	N/A	09/06/32	--	5,537,860.33	5,530,690.74	05/06/26
36	30321351	SS	Sacramento	CA	Actual/360	5.190%	23,787.50	0.00	0.00	N/A	05/06/32	--	5,500,000.00	5,500,000.00	05/06/26
37	30321352	MF	Greensboro	NC	Actual/360	3.780%	16,830.54	8,734.54	0.00	N/A	09/01/31	--	5,343,028.65	5,334,294.11	05/01/26
38	30509171	RT	Clovis	NM	Actual/360	5.250%	24,062.50	0.00	0.00	N/A	08/06/32	--	5,500,000.00	5,500,000.00	05/06/26
39	30321353	MF	La Grange	IL	Actual/360	3.900%	17,712.50	0.00	0.00	N/A	03/01/30	--	5,450,000.00	5,450,000.00	05/01/26
40	30321354	RT	Crowley	LA	Actual/360	5.670%	23,963.59	6,031.67	0.00	N/A	07/06/32	--	5,071,659.33	5,065,627.66	05/06/26
41	30321355	MF	Chicago	IL	Actual/360	5.480%	23,358.50	0.00	0.00	N/A	05/06/32	--	5,115,000.00	5,115,000.00	05/06/26
42	30321356	MF	Denton	TX	Actual/360	4.250%	16,964.58	0.00	0.00	N/A	02/06/32	--	4,790,000.00	4,790,000.00	05/06/26
43	30321357	IN	Queen Creek	AZ	Actual/360	5.620%	19,201.67	0.00	0.00	N/A	07/06/32	--	4,100,000.00	4,100,000.00	05/06/26
44	30321358	MU	Brooklyn	NY	Actual/360	6.600%	19,250.00	0.00	0.00	N/A	09/06/32	--	3,500,000.00	3,500,000.00	08/06/24
45	30321359	MF	Charlotte	NC	Actual/360	4.300%	10,917.38	5,413.38	0.00	N/A	11/01/26	--	3,046,710.78	3,041,297.40	05/01/26
46	30321360	MF	Van Nuys	CA	Actual/360	3.903%	10,229.11	0.00	0.00	N/A	11/01/31	--	3,145,000.00	3,145,000.00	05/01/26
47	30321361	MF	Jacksonville	FL	Actual/360	4.300%	9,052.79	4,605.66	0.00	N/A	06/01/31	--	2,526,361.09	2,521,755.43	05/01/26
48	30321362	MU	Philadelphia	PA	Actual/360	5.950%	13,387.50	0.00	0.00	N/A	08/06/32	--	2,700,000.00	2,700,000.00	11/06/24
Totals							3,211,144.67	204,226.35	0.00				720,177,423.85	719,973,197.50
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	15,099,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A9	15,099,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A10	15,099,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	4,796,862.21	0.00	--	--	--	0.00	0.00	0.00	0.00	2,283.62	0.00
2A2	4,796,862.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	31,240,453.82	0.00	--	--	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
3A16	31,240,453.82	0.00	--	--	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
4A1	10,984,404.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,881,889.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,234,360.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,408,204.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	11,105,570.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	7,362,043.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	6,987,222.00	1,676,884.00	01/01/26	03/31/26	--	0.00	0.00	102,566.66	209,009.71	0.00	0.00
10A4	6,987,222.00	1,676,884.00	01/01/26	03/31/26	--	0.00	0.00	38,462.50	78,378.64	0.00	0.00
11	2,119,899.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,598,865.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,859,431.76	711,898.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,013,739.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,191,419.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1-A	8,168,483.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-B	8,168,483.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	5,474,349.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,602,563.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	2,846,444.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A3	2,846,444.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1	3,077,647.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,521,033.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A8	23,123,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A3	12,573,315.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A1	5,697,529.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,454,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	1,237,718.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	906,060.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,233,391.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,037,238.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A3-B	12,211,671.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	462,020.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	815,299.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,019,780.62	0.00	--	--	10/14/25	0.00	7,642.20	36,525.48	541,185.09	0.00	0.00
34	648,153.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	317,293.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	675,032.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	397,647.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	729,736.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	555,364.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	557,482.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	471,606.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	352,180.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	513,963.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	02/20/26	1,222,948.40	54,423.44	12,479.66	354,804.93	219,066.79	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	230,665.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	226,885.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	10/14/25	268,610.25	10,739.17	12,020.20	232,810.95	70,894.04	0.00
Totals	289,260,831.83	4,065,666.77				1,491,558.65	72,804.81	202,054.50	1,416,189.32	292,244.45	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	2	27,500,000.00	0	0.00	3	12,412,117.79	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350548%	5.324923%	65
04/17/26	1	20,000,000.00	0	0.00	3	12,419,384.95	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350589%	5.324961%	66
03/17/26	1	3,051,741.62	0	0.00	3	12,425,629.60	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350619%	5.324987%	67
02/18/26	0	0.00	0	0.00	3	12,434,811.18	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350683%	5.325046%	68
01/16/26	0	0.00	0	0.00	3	12,440,979.95	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350711%	5.325071%	69
12/17/25	0	0.00	0	0.00	3	12,447,118.38	2	6,200,000.00	0	0.00	2	37,000,000.00	0	0.00	0	0.00	5.350740%	5.325096%	70
11/18/25	0	0.00	0	0.00	3	12,454,218.92	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350779%	5.325132%	71
10/20/25	3	37,500,000.00	0	0.00	3	12,460,292.24	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350807%	5.325156%	72
09/17/25	0	0.00	0	0.00	3	12,467,330.06	2	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350846%	5.325191%	73
08/15/25	3	37,500,000.00	0	0.00	3	12,473,338.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350873%	5.325215%	74
07/17/25	0	0.00	0	0.00	3	12,479,318.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350900%	5.325238%	75
06/17/25	0	0.00	0	0.00	3	12,486,265.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.350938%	5.325272%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10A1	30509205	03/06/26	1	1	102,566.66	209,009.71	0.00	20,000,000.00	04/14/26	98
10A4	30509208	03/06/26	1	1	38,462.50	78,378.64	0.00	7,500,000.00	04/14/26	98
33	30321348	02/06/25	14	6	36,525.48	541,185.09	129,091.69	6,313,749.03	01/28/25	2
44	30321358	08/06/24	20	6	12,479.66	354,804.93	322,340.31	3,500,000.00	02/07/24	2		11/22/24
48	30321362	11/06/24	17	6	12,020.20	232,810.95	116,857.11	2,700,000.00	02/13/25	2		06/10/25
Totals					202,054.50	1,416,189.32	568,289.11	40,013,749.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		3,041,297	3,041,297	0		0
7 - 12 Months		21,062,353	21,062,353	0		0
13 - 24 Months		74,500,000	74,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,450,000	5,450,000	0		0
49 - 60 Months		10,057,596	10,057,596	0		0
> 60 Months		605,861,951	565,949,834	33,712,118		6,200,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	719,973,198	680,061,080	27,500,000	0	6,212,118	6,200,000
Apr-26	720,177,424	687,758,039	20,000,000	0	6,219,385	6,200,000
Mar-26	720,358,878	704,881,507	3,051,742	0	6,225,630	6,200,000
Feb-26	720,605,108	708,170,297	0	0	6,234,811	6,200,000
Jan-26	720,784,543	708,343,564	0	0	6,240,980	6,200,000
Dec-25	720,963,139	708,516,020	0	0	6,247,118	6,200,000
Nov-25	721,162,857	708,708,638	0	0	8,954,219	3,500,000
Oct-25	721,339,675	671,379,383	37,500,000	0	8,960,292	3,500,000
Sep-25	721,537,682	709,070,352	0	0	12,467,330	0
Aug-25	721,712,740	671,739,401	37,500,000	0	12,473,339	0
Jul-25	721,886,979	709,407,661	0	0	12,479,318	0
Jun-25	722,082,501	709,596,236	0	0	12,486,265	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A1	30508507	25,000,000.00	25,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
3A16	30509049	12,000,000.00	12,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
10A1	30509205	20,000,000.00	20,000,000.00	112,900,000.00	08/01/22	1,676,884.00	1.79000	03/31/26	08/06/32	I/O
10A4	30509208	7,500,000.00	7,500,000.00	112,900,000.00	08/01/22	1,676,884.00	1.79000	03/31/26	08/06/32	I/O
33	30321348	6,212,117.79	6,313,749.03	19,326,885.23	--	1,954,020.62	2.17000	05/31/25	08/06/32	316
44	30321358	3,500,000.00	3,500,000.00	3,300,000.00	01/06/26	288,688.39	1.23000	06/30/24	09/06/32	I/O
48	30321362	2,700,000.00	2,700,000.00	2,900,000.00	04/22/25	212,608.88	1.31000	06/30/24	08/06/32	I/O
Totals		76,912,117.79	77,013,749.03	1,607,326,885.23		68,289,993.53

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A1	30508507	MF	NY	11/22/24	9

5/11/2026 - In November 2025, Special Servicer closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the four subordinate mezzanines. Next step is Return to Master Servicer. Remaining RTMS requirements include curing certain liens on the Property, approval of the late-submitted 2026 budget, and formalizing a change of management company which is pending RAC and documentation. As of 4/23/26, the majority of the liens have

	been cured, RAC approval is in process, and the 2026 budget is in late stages of approval. Consequently, RTMS target is 6/30/26.

3A16	30509049	Various	Various	11/22/24	9

5/11/2026 - In November 2025, Special Servicer closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the four subordinate mezzanines. Next step is Return to Master Servicer. Remaining RTMS requirements include curing certain liens on the Property, approval of the late-submitted 2026 budget, and formalizing a change of management company which is pending RAC and documentation. As of 4/23/26, the majority of the liens have

	been cured, RAC approval is in process, and the 2026 budget is in late stages of approval. Consequently, RTMS target is 6/30/26.

10A1	30509205	IN	PA	04/14/26	98

5/11/2026 - Loan transferred to Special Servicing effective 4/16/26 due to imminent default resulting from the recent Bankruptcy Filing of the parent company of single tenant Saks & Company, LLC. Collateral is a 822,771-sf warehouse

	distribution c enter in Wilkes Barre, PA fully leased to Saks. PNA has been not yet been signed. Loan is paid to 4/6/25. Trust counsel is reviewing the Loan file. Updated appraisal is in process.

10A4	30509208	Various	Various	04/14/26	98

5/11/2026 - Loan transferred to Special Servicing effective 4/16/26 due to imminent default resulting from the recent Bankruptcy Filing of the parent company of single tenant Saks & Company, LLC. Collateral is a 822,771-sf warehouse

	distribution c enter in Wilkes Barre, PA fully leased to Saks. PNA has been not yet been signed. Loan is paid to 4/6/25. Trust counsel is reviewing the Loan file. Updated appraisal is in process.

33	30321348	MF	MI	01/28/25	2

5/11/2026 - Loan transferred to Special Servicing effective 1/28/25 due to payment default as the loan was due for the 11/6/24 payment. Counsel was retained and a default and acceleration notice was sent to Borrower. Borrower has not signed the P NA. Borrower initially sent partial payments but has not sent funds since February 2025. Cash management was established in June 2025; however, no rents have been deposited to date. Borrower has expressed interest in reinstating the loan; however, has not been remitting payments. Loan is paid through February 2025. Special Servicer is dual tracking foreclosure and receivership. Receivership hearing occurred in October 2025 and judge did not appoint a receiver.

	Court ordered mediation was held in November 2025, was continued to April 2026 and further continued to May 2026.

44	30321358	MU	NY	02/07/24	2

5/11/2026 - The Loan transferred to special servicing effective 2/7/2024 due to payment default. The loan is currently due for the 9/6/2024 payment. Other amounts (including costs/expenses/default interest/late charges) have not been paid. The loan is secured by a mixed-use building in Brooklyn, NY containing both retail (4) and multifamily (4) units. Special Servicer was seeking to resume reinstatement discussions, though the loan has remained delinquent. Legal counsel has been engaged and the deb t formally demanded and accelerated. Foreclosure complaint filed in Q4 2024. Updated appraisal is being finalized. Note sale effort launched late June 2025, though special servicer ultimately determined to proceed with

	foreclosure rather than selling the note. Special servicer has sought a receiver and is awaiting a ruling from the court. MSJ filed late Q1 2026.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
48	30321362	MU	PA	02/13/25	2

5/11/2026 - The Loan transferred to special servicing effective 2/13/2025 due to payment default. The loan is currently due for the 12/6/2024 payment. Other amounts (including costs/expenses/default interest/late charges) have not been paid.

The lo an is secured by an 8-unit multifamily property (with one retail unit) in Philadelphia, PA. Legal counsel has been engaged and the debt formally demanded and accelerated. Updated appraisal has been completed. Note sale effort launched late June 2025, though special servicer ultimately determined to proceed with foreclosure rather than selling the note. MSJ filed by lender in April 2026. Receiver motion from lender also pending with the court, which Borrower has opposed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30508507	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
3A16	30509049	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	2,777.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A4	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	147.14	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	6,723.67	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	1,331.30	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,319.45	0.00	0.00	8,054.97	0.00	0.00	147.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,521.56

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Supplemental Notes
None

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